Equity	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Equity
Note 16 - Equity

A.	Composition of share capital

	December 31, 2022			December 31, 2021			December 31, 2020
		Issued and			Issued and			Issued and
	Authorized	Outstanding(1)		Authorized	outstanding(1)		Authorized	Outstanding
Number of shares
Ordinary shares
of NIS 10.00 par value each	17,000,000	13,110,631	(1)	17,000,000	12,849,295	(1)	17,000,000	12,652,094	(1)

(1)
Net of 258,046 Ordinary shares held as treasury shares as of December 31, 2022, 2021 and 2020, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.

On October 26, 2020, the Company completed a public offering in Israel of additional Series C Debenture (see Note 12B) with an aggregate principal amount of NIS 154 million (approximately €38.5 million based on the Euro/NIS exchange rate at that time) (subject to adjustments upon customary terms and 385,000 Series 1 Options, tradable on the Tel Aviv Stock Exchange, to purchase the Company’s ordinary shares at an exercise price per share of NIS 150 (approximately €37.5 based on the Euro/NIS exchange rate at that time) (subject to adjustments upon customary terms). Of the total proceeds of the offering, an amount NIS 8,891 thousand (approximately €2,224 thousand based on the Euro/NIS exchange rate at that time) was recognized in Other long-term liabilities in connection with these options. As of December 31, 2022, the amount of the liability was €315 thousand.

On February 23, 2021, the Company issued new Series D Convertible Debentures in a public offering in Israel in the aggregate principal amount of NIS 62,000 thousand (approximately €16,956 thousand based on the Euro/NIS exchange rate at that time) (see Note 12B). The Series D Convertible Debentures are convertible into the Company’s ordinary shares, NIS 10.00 par value per share, at a conversion price of NIS 165 (approximately €41.6 based on the Euro/NIS exchange rate at that time), subject to adjustments upon customary terms. Of the total proceeds of the offering, an amount NIS 7,504 thousand (approximately €1,890 thousand based on the Euro/NIS exchange rate at that time) was recognized in Other long-term liabilities in connection with the convertible component. As of December 31, 2022, the amount of the liability was €14 thousand.

During 2022 and 2021 several of the Company board members and employees exercised options to purchase 3,290 and 18,451 ordinary shares, respectively.

B.	Rights attached to shares:

1.	Voting rights at the general meeting, right to dividend and rights upon liquidation of the Company.
2.
Commencing August 22, 2011, the Company’s ordinary shares have been listed on the NYSE American (formerly the NYSE MKT and the NYSE Amex). On October 27, 2013, the Company's ordinary shares were also listed for trading on the Tel Aviv Stock Exchange in Israel.

C.	Translation reserve from foreign operation

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

D.	Capital management in the Company

The Company’s capital management objectives are:

1.	To preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by making reasonable investment decisions based on the level of internal rate of return that is in line with the Company’s business activity.

3.	To maintain healthy capital ratios in order to support business activity and maximize shareholders value.